Intangible asset, net (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Intangible Asset

Intangible asset, net consists of the following:

	September 30, 2023	December 31, 2022
	(Unaudited)
Land use rights	$2,079,306	$2,201,040
Less: Accumulated amortization	(123,491)	(97,705)
Intangible asset, net	1,955,815	2,103,335

Intangible asset, net consists of the following:

	December 31,	December 31,
	2022	2021

Land use rights	$2,201,040	$2,389,920
Less: Accumulated amortization	(97,705)	(58,291)
Intangible asset, net	2,103,335	2,331,629